Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Selling and Marketing Expenses [Abstract]
Marketing and advertising expenses	$ 108,822	$ 327,208	$ 227,850
Payroll and welfare expenses	61,284	67,831	92,579
Distribution and transportation expenses	25,184	16,176	18,594
Others	94,569	22,351	48,429
Total selling and marketing expenses	$ 289,859	$ 433,566	$ 387,452